Additional disclosure requirements - Preference Shares and Securities Detail (Details) € in Millions, £ in Millions, $ in Millions		1 Months Ended	6 Months Ended
	Feb. 08, 2019	Jan. 31, 2020	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 GBP (£)	Feb. 28, 2019
Issuance By Santander UK PLC In October 1995 | Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £					£ 80.3
Interest rate (as a percent)			10.375%	10.375%	10.375%
Issuance By Santander UK PLC In February 1996 | Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £					£ 80.3
Interest rate (as a percent)			10.375%	10.375%	10.375%
Issuance By Banco Santander S.A. In September 2014
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term			5 years
Reference rate			5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In September 2014 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 1,500.0
Interest rate (as a percent)			6.25%	6.25%	6.25%
Adjustment to reference rate, after initial interest rate period			5.64%	5.64%	5.64%
Issuance By Banco Santander In April 2017
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term			5 years
Reference rate			5-year Mid-Swap Rate
Issuance By Banco Santander In April 2017 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 750.0
Interest rate (as a percent)			6.75%	6.75%	6.75%
Adjustment to reference rate, after initial interest rate period			6.803%	6.803%	6.803%
issuance By Banco Santander In September 2017
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term			6 years
Reference rate			5-year Mid-Swap Rate
issuance By Banco Santander In September 2017 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 1,000.0
Interest rate (as a percent)			5.25%	5.25%	5.25%
Adjustment to reference rate, after initial interest rate period			4.999%	4.999%	4.999%
Issuance By Banco Santander In March 2018
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term			7 years
Reprice term			5 years
Reference rate			5-year Mid-Swap Rate
Issuance By Banco Santander In March 2018 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 1,500.0
Interest rate (as a percent)			4.75%	4.75%	4.75%
Adjustment to reference rate, after initial interest rate period			4.097%	4.097%	4.097%
Issuance By Banco Santander S.A. in February 2019
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)						7.50%
Reprice term			5 years
Adjustment to reference rate, after initial interest rate period			4.989%	4.989%	4.989%
Reference rate			5-year Mid-Swap Rate
Issuance By Banco Santander S.A. in February 2019 | CCPSs
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	7.50%
Initial interest rate term	7 years
Adjustment to reference rate, after initial interest rate period	4.989%
Reference rate	Mid-Swap Rate
Issuance By Banco Santander S.A. in February 2019 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $				$ 1,200.0
Interest rate (as a percent)			7.50%	7.50%	7.50%
Issuance By Banco Santander S.A. in January 2020
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)						4.375%
Reprice term			5 years
Adjustment to reference rate, after initial interest rate period			4.534%	4.534%	4.534%
Issuance By Banco Santander S.A. in January 2020 | CCPSs
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)		4.375%
Initial interest rate term		6 years
Reprice term		5 years
Adjustment to reference rate, after initial interest rate period		4.534%
Reference rate		5-year Mid-Swap Rate
Issuance By Banco Santander S.A. in January 2020 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $				$ 1,500.0
Interest rate (as a percent)			4.375%	4.375%	4.375%
Issuance By Santander Finance Preferred S.A. In September 2004 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 144.0
Issuance By Santander Finance Preferred S.A. In September 2004 | CMS 10 Interest rate | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)			8.00%	8.00%	8.00%
Variable interest rate ( as a percent)			0.05%	0.05%	0.05%
Issuance By Santander Finance Preferred S.A. In March 2007 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $				$ 210.4
Issuance By Santander Finance Preferred S.A. In March 2007 | US 3M Interest Rate | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Variable interest rate ( as a percent)			0.52%	0.52%	0.52%
Issuance By Santander Finance Preferred S.A. In July 2007 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £					£ 4.9
Interest rate (as a percent)			7.01%	7.01%	7.01%